Share Capital - Narrative (Details) £ / shares in Units, $ / shares in Units, $ in Millions											1 Months Ended		12 Months Ended
	Sep. 13, 2017 GBP (£) shares £ / shares	May 02, 2017 USD ($) shares	May 02, 2017 GBP (£) shares	Apr. 26, 2017 GBP (£) £ / shares shares	Feb. 10, 2017	Feb. 08, 2017 £ / shares	Dec. 28, 2016 shares	Oct. 24, 2016 shares	Sep. 12, 2016 shares	Jul. 29, 2016 GBP (£) shares warrant £ / shares	May 31, 2017 USD ($)	May 31, 2017 GBP (£) £ / shares shares	Dec. 31, 2017 USD ($) shares	Dec. 31, 2017 GBP (£) shares £ / shares	Dec. 31, 2016 GBP (£) shares	Dec. 31, 2015 GBP (£) shares	May 31, 2017 $ / shares shares	May 26, 2017 shares	May 18, 2017 shares	Apr. 26, 2017 $ / shares shares	Feb. 07, 2017 £ / shares	Jul. 31, 2016 shares warrant
Disclosure of classes of share capital [line items]
Consolidation of shares					0.02	0.02							0.02	0.02
Price per share (in pounds per share) | £ / shares						£ 0.05								£ 0.05							£ 0.001
Number of shares authorized														200,000,000
Share capital | £														£ 10,000,000
Number of shares allotted, unrestricted, called up and fully paid (in shares)														105,017,400	51,361,063	20,198,469
Number of ordinary shares in issue (in shares)		47,653,100	47,653,100							31,115,926				1,555,796,345				330,824	5,539,080
Shares issued price (in dollars or pounds per share) | £ / shares										£ 1.4365				£ 0.02873
Gross proceeds from the April 2017 Global Offering		$ 89.9	£ 70,000,000											£ 70,032,000	£ 0
Finance expense from movements in exchange rates | £				£ 439,000
Saving on commission payable | £				31,000
Finance expense | £				£ 408,000						£ 2,900,000				£ 7,453,000	£ 2,325,000
Number of shares subscribed from warrant maximum (in shares)	133,333						40,000	3,334	3,334				133,333	133,333	46,666
Exercise price (pounds per share) | £ / shares	£ 1.10
Proceeds from warrant exercise | £	£ 147,000
Number of ordinary shares (in shares)										1												1
Number warrants (in warrants) | warrant										1												1
Number of shares subscribed (in shares)										0.4
Exercise price percent										120.00%
Gross proceeds from issue of shares and warrants | £										£ 44,700,000				£ 0	£ 44,750,000	£ 0
Ordinary shares
Disclosure of classes of share capital [line items]
Finance expense | £										£ 2,300,000
Global Offering
Disclosure of classes of share capital [line items]
Number of ordinary shares in issue (in shares)				47,399,001																47,399,001
Gross proceeds from the April 2017 Global Offering											$ 89.9	£ 70,000,000	$ 89.9	70,000,000
IPO
Disclosure of classes of share capital [line items]
Number of ordinary shares in issue (in shares)				5,768,000																5,768,000
Shares issued price (in dollars or pounds per share) | $ / shares																				$ 13.50
Gross proceeds from the April 2017 Global Offering													$ 90.3	70,300,000
Private Placement
Disclosure of classes of share capital [line items]
Number of ordinary shares in issue (in shares)				1,255,001																1,255,001
Shares issued price (in dollars or pounds per share) | £ / shares				£ 1.32
Gross proceeds from the April 2017 Global Offering | £														80,000,000
Over-Allotment Option
Disclosure of classes of share capital [line items]
Gross proceeds from the April 2017 Global Offering | $											$ 9.9
Over-Allotment Option | ADS
Disclosure of classes of share capital [line items]
Number of ordinary shares in issue (in shares)												733,738					733,738
Shares issued price (in dollars or pounds per share) | $ / shares																	$ 13.50
Over-Allotment Option | Ordinary shares
Disclosure of classes of share capital [line items]
Number of ordinary shares in issue (in shares)												5,869,904					5,869,904
Shareholder Private Placement
Disclosure of classes of share capital [line items]
Number of ordinary shares in issue (in shares)				254,099								254,099					254,099			254,099
Shares issued price (in dollars or pounds per share) | £ / shares				£ 1.32								£ 1.32
Gross proceeds from the April 2017 Global Offering | £												£ 300,000		£ 300,000